CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible preferred stock, shares authorized		107,197,118
Convertible preferred stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, liquidation preference	$ 0	$ 383,829
Convertible preferred stock, shares authorized	0	107,197,118
Convertible preferred stock, shares issued	0	107,197,118
Convertible preferred stock, shares outstanding	0	107,197,118
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	116,289,600
Common stock shares issued	171,613,049	6,593,291
Common stock, shares outstanding (in shares)	171,613,049	6,593,291
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	27,000,000	26,946,089
Common stock shares issued	26,426,937	0
Common stock, shares outstanding (in shares)	26,426,937	0